                                                  ------------------------------
                                                         OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0006
                                                  Expires:     February 28, 1997
                                                  Estimated average burden
                                                  hours per response . . . 24.60
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                                                          SEC USE ONLY
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2003.

               (Please read instructions before preparing form.)

If amended report check here: [0]

GeoCapital, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

825 Third Avenue - 32nd floor    New York      NY      10022-7519
--------------------------------------------------------------------------------
Business Address   (Street)       (City)    (State)     (Zip)

Irwin Lieber         (212) 486-4455         Chairman & CIO
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

                                   ATTENTION

                INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of NY on the 3rd day of April, 2003.

                                                    Irwin Lieber
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:
----------------------------    -------------
1. Irwin Lieber                 28-4421
----------------------------    -------------
2. Barry Fingerhut              28-4421
----------------------------    -------------
3. Affiliated Managers Group    28-4421
----------------------------    -------------
4.
----------------------------    -------------
5.
----------------------------    -------------
6.
----------------------------    -------------
7.
----------------------------    -------------
8.
----------------------------    -------------
9.
----------------------------    -------------
10.
----------------------------    -------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F


                                                                                                         (SEC USE ONLY)
                                                                                                              |
Page 2 of 2                                         Name of Reporting Manager GeoCapital, LLC                 |
---------------------------------------------------------------------------------------------------------------------------------
   ITEM 1:      ITEM 2:   ITEM 3:  ITEM 4:   ITEM 5:                ITEM 6:                  ITEM 7:          ITEM 8:
                                                              INVESTMENT DISCRETION                     VOTING AUTHORITY (SHARES)
------------   --------   ------   ------   ---------   ---------------------------------   --------    -------------------------
                                    FAIR   SHARES OF              (b) SHARED-               MANAGERS
  NAME OF      TITLE OF   CUSIP    MARKET   PRINCIPAL              AS DEFINED  (c) SHARED-  SEE INSTR.    (a)     (b)      (c)
  ISSUER        CLASS     NUMBER   VALUE     AMOUNT     (a) SOLE   IN INSTR. V    OTHER         V.        SOLE   SHARED    NONE
------------   --------   ------  ------   ---------    --------------------------------    ----------  -------------------------
See attached
---------------------------------------------------------------------------------------------------------------------------------

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  COLUMN TOTALS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   SEC 1685 (5/91)

                              FORM13F SUMMARY PAGE
                               AS OF DATE 3/31/03






                                 REPORT SUMMARY:

                      NUMBER OF OTHER INCLUDED MANAGERS: 0

                   FORM 13F INFORMATION TABLE ENTRY TOTAL: 60

              FORM 13F INFORMATION TABLE VALUE TOTAL: $469,516,000



                        LIST OF OTHER INCLUDED MANAGERS:

                            NO. 13F FILE NUMBER NAME

                                                             FORM 13F INFORMATION TABLE
                                                                 AS OF DATE 3/31/03
                                                                                                           VOTING
                                TITLE OF                    VALUE       SHARES/   SH/PUT/  INVSTMT        AUTHORITY
NAME OF ISSUE                    CLASS        CUSIP        (x$1000)     PRN AMT  PRN CALL  DSCRETN       SOLE  SHARED      NONE
-------------                    -----        -----        --------     -------  --------  -------       ----  ------      ----
APOLLO GROUP INC CL A             COM         37604105      17762        355943      SH      DEFINED        0    355943      0
BEA SYS INC                       COM         73325102       6828        673375      SH      DEFINED        0    673375      0
BJ SVCS CO                        COM         55482103      15079        438480      SH      DEFINED        0    438480      0
BROADVISION INC                   COM        111412607         72         18995      SH      DEFINED        0     18995      0
CAL DIVE INTL INC                 COM        127914109      14560        808465      SH      DEFINED        0    808465      0
CAREMARK RX INC                   COM        141705103      10144        558875      SH      DEFINED        0    558875      0
CONSOL ENERGY INC                 COM        20854P109       5698        344710      SH      DEFINED        0    344710      0
COVANSYS CORP                     COM        22281W103       1693        714472      SH      DEFINED        0    714472      0
CUNO INC                          COM        126583103       7885        234600      SH      DEFINED        0    234600      0
CYPRESS SEMICONDUCTOR CORP        COM        232806109       5454        790380      SH      DEFINED        0    790380      0
DEVRY INC                         COM        251893103      15529        831755      SH      DEFINED        0    831755      0
DIAMONDCLUSTER INTL               COM        25278P106        646        461100      SH      DEFINED        0    461100      0
DORAL FINL CORP                   COM        25811P100      19414        549205      SH      DEFINED        0    549205      0
DOUBLECLICK INC                   COM        258609304      15505       1995510      SH      DEFINED        0   1995510      0
EVERGREEN RES INC                 COM        299900308      23703        523125      SH      DEFINED        0    523125      0
FRONTLINE CAPITAL GROUP - WARR    COM        35921N994          0         12205      SH      DEFINED        0     12205      0
HEARTLAND EXPRESS INC             COM        422347104      14203        740532      SH      DEFINED        0    740532      0
HOST MARRIOTT CORP NEW            COM        44107P104       3275        473205      SH      DEFINED        0    473205      0
INFORMATION HOLDINGS, INC.        COM        456727106      10886        676160      SH      DEFINED        0    676160      0
INTEGRATED CIRCUIT SYS INC        COM        45811K208      10883        501515      SH      DEFINED        0    501515      0
INTERNET SEC SYS INC              COM        46060X107       4067        409115      SH      DEFINED        0    409115      0
INTERSIL CORP CL A                COM        46069S109       5088        327000      SH      DEFINED        0    327000      0
INTERWOVEN INC                    COM        46114T102        877        481800      SH      DEFINED        0    481800      0
IXIA                              COM        45071R109       1351        278000      SH      DEFINED        0    278000      0
KIRBY CORP                        COM        497266106      13542        550480      SH      DEFINED        0    550480      0
LEGATO SYS INC                    COM        524651106       6215       1211535      SH      DEFINED        0   1211535      0
LEGG MASON INC                    COM        524901105      13647        280000      SH      DEFINED        0    280000      0
MACROMEDIA INC                    COM        556100105      11540        954505      SH      DEFINED        0    954505      0
MANUGISTICS GROUP INC             COM        565011103       1295        568120      SH      DEFINED        0    568120      0
MAXTOR CORP                       COM        577729205       5815       1032800      SH      DEFINED        0   1032800      0
MERCURY INTERACTIVE               COM        589405109       4853        163500      SH      DEFINED        0    163500      0
MILLER HERMAN INC                 COM        600544100      13308        826600      SH      DEFINED        0    826600      0

                                                             FORM 13F INFORMATION TABLE
                                                                 AS OF DATE 3/31/03
                                                                                                           VOTING
                                TITLE OF                    VALUE       SHARES/   SH/PUT/  INVSTMT        AUTHORITY
NAME OF ISSUE                    CLASS        CUSIP        (x$1000)     PRN AMT  PRN CALL  DSCRETN       SOLE  SHARED      NONE
-------------                    -----        -----        --------     -------  --------  -------       ----  ------      ----
MILLIPORE CORP                    COM        601073109       4437       135700       SH      DEFINED        0    135700      0
NATIONAL INSTRUMENTS              COM        636518102       9668       274120       SH      DEFINED        0    274120      0
NEUBERGER BERMAN INC              COM        641234109      10388       367965       SH      DEFINED        0    367965      0
OMNICELL INC COM                  COM        68213N109        176        53200       SH      DEFINED        0     53200      0
PEOPLESOFT                        COM        712713106       4896       320000       SH      DEFINED        0    320000      0
PRINCETON REVIEW INC              COM        742352107       2750       667500       SH      DEFINED        0    667500      0
QUEST PRODS CORP                  COM        747955102        107      3556434       SH      DEFINED        0   3556434      0
QUEST SOFTWARE                    COM        74834T103       3940       437810       SH      DEFINED        0    437810      0
S1 CORP                           COM        78463B101      13005      2540085       SH      DEFINED        0   2540085      0
SCHEIN HENRY INC                  COM        806407102      11204       248430       SH      DEFINED        0    248430      0
SEACOR SMIT INC.                  COM        811904101      11762       336050       SH      DEFINED        0    336050      0
SILICON VY BANCSHARES             COM        827064106      14308       786605       SH      DEFINED        0    786605      0
SOTHEBY HLDGS INC CL A            COM        835898107       8413       916495       SH      DEFINED        0    916495      0
STEIN MART INC                    COM        858375108       1595       312800       SH      DEFINED        0    312800      0
STONEPATH GROUP INC               COM        861837102         17        10000       SH      DEFINED        0     10000      0
SYCAMORE NETWORKS INC             COM        871206108       2506       821795       SH      DEFINED        0    821795      0
TECHNOLOGY SOLUTION CO.           COM        87872T108        290       295883       SH      DEFINED        0    295883      0
TESSCO TECHNOLOGIES               COM        872386107        570        79000       SH      DEFINED        0     79000      0
TETRA TECHNOLOGIES INC            COM        88162F105       7765       337625       SH      DEFINED        0    337625      0
UNITED NATURAL FOODS INC          COM        911163103       4294       168400       SH      DEFINED        0    168400      0
UNIVERSITY OF PHOENIX ONLINE      COM         37604204      18830       441508       SH      DEFINED        0    441508      0
US CONCRETE INC.                  COM        90333L102       1652       393335       SH      DEFINED        0    393335      0
W HLDG CO INC                     COM        929251106       4432       241400       SH      DEFINED        0    241400      0
WATSON WYATT & CO HLDGS CL A      COM        942712100       4742       235900       SH      DEFINED        0    235900      0
WILEY JOHN & SONS INC CL A        COM        968223206      20781       916285       SH      DEFINED        0    916285      0
WR BERKLEY CORP                   COM         84423102      15640       365000       SH      DEFINED        0    365000      0
XM SATELLITE RADIO INC CL A       COM        983759101       1321       224300       SH      DEFINED        0    224300      0
YANKEE CANDLE INC                 COM        984757104       9210       540800       SH      DEFINED        0    540800      0